Other assets - Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Jun. 30, 2025
Other assets
Right of return assets	€ 39,151	€ 51,373
Current VAT receivables	1,438	3,223
Prepaid expenses	15,657	20,852
Receivables from payment service providers	11,583	9,033
Advance payments	19,193	10,043
Current tax receivables	11,326	7,182
DDP duty drawbacks	22,255	9,722
Other current assets	44,142	23,337
Total other current assets	€ 164,745	€ 134,766